Other information about investments (Details 14)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GHS (GH₵)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000					€ 4,005,000,000
Italy [Member] | Italy [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Consorzio Nazionale per la Gestione Raccolta e Trattamento degli Oli Minerali Usati (former Consorzio Obbligatorio degli Oli Usati)
Registered office		Rome
Country of operation		Italy
Share capital		€ 36,149
Method used to account for investments in subsidiaries	[1]	Co.
Italy [Member] | Italy [Member] | Subsidiaries One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
% Ownership		12.43%
Italy [Member] | Italy [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.57%
Italy [Member] | Italy [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[2]	Società Italiana Oleodotti di Gaeta SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 360,000,000
Method used to account for investments in subsidiaries	[1]	Co.
Italy [Member] | Italy [Member] | Subsidiaries Two [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
% Ownership		72.48%
Italy [Member] | Italy [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		27.52%
Outside Italy [Member] | Italy [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		BFS Berlin Fuelling Services GbR
Registered office		Hamburg (Germany)
Country of operation		Germany
Share capital		€ 91,139
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Italy [Member] | Subsidiaries One [Member] | Eni Deutsch.GmbH [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Deutsch.GmbH
% Ownership		12.50%
Outside Italy [Member] | Italy [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Compania de Economia Mixta ‘Austrogas’
Registered office		Cuenca (Ecuador)
Country of operation		Ecuador
Share capital | $				$ 3,028,749
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		86.69%
Outside Italy [Member] | Italy [Member] | Subsidiaries Two [Member] | Eni Ecuador SA [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Ecuador SA
% Ownership		13.31%
Outside Italy [Member] | Italy [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Dépôt Pétrolier de Fos SA
Registered office		Fos-Sur-Mer (France)
Country of operation		France
Share capital		€ 3,954,196
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		83.19%
Outside Italy [Member] | Italy [Member] | Subsidiaries Three [Member] | Eni France Sarl [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni France Sàrl
% Ownership		16.81%
Outside Italy [Member] | Italy [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Dépôt Pétrolier de la Côte d’Azur SAS
Registered office		Nanterre (France)
Country of operation		France
Share capital		€ 207,500
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		82.00%
Outside Italy [Member] | Italy [Member] | Subsidiaries Four [Member] | Eni France Sarl [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni France Sàrl
% Ownership		18.00%
Outside Italy [Member] | Italy [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Joint Inspection Group Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £	[3]		£ 0
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Five [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
% Ownership		12.50%
Outside Italy [Member] | Italy [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Italy [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		S.I.P.G. Société Immobilier Pétrolier de Gestion Snc
Registered office		Tremblay-En- France (France)
Country of operation		France
Share capital		€ 40,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Italy [Member] | Subsidiaries Six [Member] | Eni France Sarl [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni France Sàrl
% Ownership		12.50%
Outside Italy [Member] | Italy [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Sistema Integrado de Gestion de Aceites Usados
Registered office		Madrid (Spain)
Country of operation		Spain
Share capital		€ 175,713
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		84.56%
Outside Italy [Member] | Italy [Member] | Subsidiaries Seven [Member] | Eni Iberia SLU [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Iberia SLU
% Ownership		15.44%
Outside Italy [Member] | Italy [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Tanklager - Gesellschaft Tegel (TGT) GbR
Registered office		Hamburg (Germany)
Country of operation		Germany
Share capital		€ 8,898
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Italy [Member] | Subsidiaries Eight [Member] | Eni Deutsch.GmbH [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Deutsch.GmbH
% Ownership		12.50%
Outside Italy [Member] | Italy [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		TAR - Tankanlage Ruemlang AG
Registered office		Ruemlang (Switzerland)
Country of operation		Switzerland
Share capital | SFr						SFr 3,259,500
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		83.73%
Outside Italy [Member] | Italy [Member] | Subsidiaries Nine [Member] | Eni Suisse SA [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Suisse SA
% Ownership		16.27%
Outside Italy [Member] | Italy [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Tema Lube Oil Co Ltd
Registered office		Accra (Ghana)
Country of operation		Ghana
Share capital | GH₵					GH₵ 258,309
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Italy [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		88.00%
Outside Italy [Member] | Italy [Member] | Subsidiaries Ten [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni International BV
% Ownership		12.00%

[1]	Jointly controlled entity.
[2]	Company under extraordinary administration procedure pursuant to law no. 95 of april 3, 1979. The liquidation was concluded on april 28, 2015. The cancellation has been filed and is pending the authorization by the Ministry of Economic Development.
[3]	Shares without nominal value.